Equity Investments - Summary of Financial Information for Alcoa Corporation's Equity Investments (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Income data-year ended December 31, 2013 Sales	$ 888	$ 1,015	$ 2,684	$ 2,872	$ 4,119	$ 3,350	$ 2,394
Cost of goods sold	840	796	2,200	2,353	3,209	2,503	1,679
Income before income taxes					125	(76)	75
Net income	$ (6)	$ 20	$ 23	$ (66)	43	$ (144)	(19)
Alcoa Corporation's percentage of ownership in equity investees						40.00%
Equity in net income of affiliated companies, before reconciling adjustments					60		32
Other					(7)	$ 2	(8)
Alcoa Corporation's equity in net income of affiliated companies					53	2	24
Balance Sheet-as of December 31, 2014 Current assets					1,555	1,472
Noncurrent assets					13,357	14,246
Current liabilities					1,661	1,793
Noncurrent liabilities					8,972	8,829
Energetica Barra Grande SA [Member]
Schedule of Equity Method Investments [Line Items]
Income data-year ended December 31, 2013 Sales					130	170	130
Cost of goods sold					98	118	78
Income before income taxes					27	44	42
Net income					$ 7	$ 19	$ 14
Alcoa Corporation's percentage of ownership in equity investees					42.20%	42.20%	42.20%
Equity in net income of affiliated companies, before reconciling adjustments					$ 3	$ 8	$ 6
Other					(1)		(1)
Alcoa Corporation's equity in net income of affiliated companies					2	8	5
Balance Sheet-as of December 31, 2014 Current assets					27	27
Noncurrent assets					288	427
Current liabilities					50	50
Noncurrent liabilities					43	92
Halco Mining [Member]
Schedule of Equity Method Investments [Line Items]
Income data-year ended December 31, 2013 Sales					487	487	493
Cost of goods sold					236	260	250
Income before income taxes					86	76	81
Net income					$ 80	$ 72	$ 76
Alcoa Corporation's percentage of ownership in equity investees					45.00%	45.00%	45.00%
Equity in net income of affiliated companies, before reconciling adjustments					$ 36	$ 32	$ 34
Other					(2)	(1)	(1)
Alcoa Corporation's equity in net income of affiliated companies					34	31	33
Balance Sheet-as of December 31, 2014 Current assets					40	38
Noncurrent assets					165	150
Current liabilities					28	29
Noncurrent liabilities					16	12
Maaden Rolling CO [Member]
Schedule of Equity Method Investments [Line Items]
Income data-year ended December 31, 2013 Sales					286	42
Cost of goods sold					352	102
Income before income taxes					(125)	(109)	(51)
Net income					$ (125)	$ (109)	$ (51)
Alcoa Corporation's percentage of ownership in equity investees					25.10%	25.10%	25.10%
Equity in net income of affiliated companies, before reconciling adjustments					$ (31)	$ (27)	$ (13)
Other					(1)
Alcoa Corporation's equity in net income of affiliated companies					(32)	(27)	(13)
Balance Sheet-as of December 31, 2014 Current assets					389	186
Noncurrent assets					1,659	1,619
Current liabilities					254	59
Noncurrent liabilities					1,329	1,191
Maaden Smelting CO [Member]
Schedule of Equity Method Investments [Line Items]
Income data-year ended December 31, 2013 Sales					1,481	1,260	349
Cost of goods sold					1,317	1,073	479
Income before income taxes					(52)	(149)	(215)
Net income					$ (56)	$ (149)	$ (215)
Alcoa Corporation's percentage of ownership in equity investees					25.10%	25.10%	25.10%
Equity in net income of affiliated companies, before reconciling adjustments					$ (14)	$ (37)	$ (54)
Other					(1)
Alcoa Corporation's equity in net income of affiliated companies					(15)	(37)	(54)
Balance Sheet-as of December 31, 2014 Current assets					469	405
Noncurrent assets					4,696	4,841
Current liabilities					909	683
Noncurrent liabilities					2,913	3,164
Maaden Bauxite and Alumina CO [Member]
Schedule of Equity Method Investments [Line Items]
Income data-year ended December 31, 2013 Sales					258	3
Cost of goods sold					401	4
Income before income taxes					(185)	(135)	(48)
Net income					$ (185)	$ (135)	$ (48)
Alcoa Corporation's percentage of ownership in equity investees					25.10%	25.10%	25.10%
Equity in net income of affiliated companies, before reconciling adjustments					$ (46)	$ (34)	$ (12)
Alcoa Corporation's equity in net income of affiliated companies					(46)	(34)	(12)
Balance Sheet-as of December 31, 2014 Current assets					305	182
Noncurrent assets					3,005	2,951
Current liabilities					122	121
Noncurrent liabilities					2,206	1,849
Manicouagan Power Limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Income data-year ended December 31, 2013 Sales					106	120	124
Cost of goods sold					16	18	19
Income before income taxes					91	103	105
Net income					$ 90	$ 102	$ 105
Alcoa Corporation's percentage of ownership in equity investees					40.00%	40.00%	40.00%
Equity in net income of affiliated companies, before reconciling adjustments					$ 36	$ 41	$ 42
Other						(1)
Alcoa Corporation's equity in net income of affiliated companies					36	40	42
Balance Sheet-as of December 31, 2014 Current assets					23	22
Noncurrent assets					62	72
Current liabilities					6	7
Noncurrent liabilities						1
Pechiney Reynolds Quebec Inc [Member]
Schedule of Equity Method Investments [Line Items]
Income data-year ended December 31, 2013 Sales					486	318	326
Cost of goods sold					288	280	288
Income before income taxes					113	39	37
Net income					$ 104	$ 28	$ 26
Alcoa Corporation's percentage of ownership in equity investees					49.80%	49.80%	49.80%
Equity in net income of affiliated companies, before reconciling adjustments					$ 52	$ 14	$ 13
Other					4	4	6
Alcoa Corporation's equity in net income of affiliated companies					56	18	19
Balance Sheet-as of December 31, 2014 Current assets					107	439
Noncurrent assets					109	107
Current liabilities					54	50
Noncurrent liabilities					(21)	16
Other Investees [Member]
Schedule of Equity Method Investments [Line Items]
Income data-year ended December 31, 2013 Sales					885	950	972
Cost of goods sold					501	648	565
Income before income taxes					170	55	124
Net income					128	28	74
Equity in net income of affiliated companies, before reconciling adjustments					24	3	16
Other					(6)		(12)
Alcoa Corporation's equity in net income of affiliated companies					18	3	$ 4
Balance Sheet-as of December 31, 2014 Current assets					195	173
Noncurrent assets					3,373	4,079
Current liabilities					238	794
Noncurrent liabilities					$ 2,486	$ 2,504